Schedule of Investments (unaudited)	iShares® MSCI Mexico ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.0%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	7,436,205	$12,891,463

Auto Components — 0.8%
Controladora Nemak SAB de CV(a)	37,416,951	5,879,860
Nemak SAB de CV(a)(c)	11,964,500	4,012,595
		9,892,455
Banks — 13.6%
Banco del Bajio SA(b)(c)	6,865,960	11,971,824
Grupo Financiero Banorte SAB de CV, Class O	18,193,561	125,988,446
Grupo Financiero Inbursa SAB de CV, Class O(a)	18,698,466	19,047,689
Regional SAB de CV.	2,078,400	11,217,392
		168,225,351
Beverages — 13.3%
Arca Continental SAB de CV	3,619,829	20,376,304
Becle SAB de CV	4,900,830	12,354,186
Coca-Cola Femsa SAB de CV	3,400,678	16,988,024
Fomento Economico Mexicano SAB de CV	13,629,610	114,953,217
		164,671,731
Building Products — 0.4%
Grupo Rotoplas SAB de CV(b)	3,301,785	5,490,266

Capital Markets — 0.8%
Bolsa Mexicana de Valores SAB de CV	4,197,187	9,292,898

Chemicals — 2.5%
Alpek SAB de CV	5,412,817	6,149,817
Orbia Advance Corp. SAB de CV	8,509,242	24,240,104
		30,389,921
Construction Materials — 5.2%
Cemex SAB de CV, CPO, NVS(a)	63,372,729	53,452,247
Grupo Cementos de Chihuahua SAB de CV	1,545,900	11,447,949
		64,900,196
Consumer Finance — 0.6%
Gentera SAB de CV(a)	12,936,177	7,267,588

Diversified Telecommunication Services — 1.3%
Axtel SAB de CV, CPO(a)	14,695,600	3,962,013
Telesites SAB de CV(a)(b)	11,889,746	11,837,215
		15,799,228
Equity Real Estate Investment Trusts (REITs) — 5.1%
Concentradora Fibra Danhos SA de CV	4,091,700	4,887,115
Fibra Uno Administracion SA de CV	24,441,500	28,849,265
Macquarie Mexico Real Estate Management SA de CV(c)	7,448,500	8,361,706
PLA Administradora Industrial S. de RL de CV	7,180,804	11,060,702
Prologis Property Mexico SA de CV	4,430,591	10,452,529
		63,611,317
Food & Staples Retailing — 11.0%
Grupo Comercial Chedraui SA de CV	3,876,700	6,130,939
La Comer SAB de CV(b)	4,685,471	8,983,740
Wal-Mart de Mexico SAB de CV	36,724,533	120,878,622
		135,993,301
Food Products — 4.2%
Gruma SAB de CV, Class B	1,772,280	19,308,403
Grupo Bimbo SAB de CV, Series A(b)	12,690,404	27,887,287
Security	Shares	Value

Food Products (continued)
Grupo Herdez SAB de CV	2,410,324	$5,432,244
		52,627,934
Hotels, Restaurants & Leisure — 0.7%
Alsea SAB de CV(a)(b)	5,337,066	8,968,350

Household Products — 1.8%
Kimberly-Clark de Mexico SAB de CV, Class A	12,183,654	22,082,032

Industrial Conglomerates — 1.0%
Grupo Carso SAB de CV, Series A1(a)	4,075,420	12,405,498

Insurance — 0.8%
Qualitas Controladora SAB de CV	1,868,620	10,172,430

Media — 4.8%
Grupo Televisa SAB, CPO	18,517,147	49,170,193
Megacable Holdings SAB de CV, CPO	2,759,300	10,484,176
		59,654,369
Metals & Mining — 5.6%
Grupo Mexico SAB de CV, Series B	10,655,786	51,973,572
Industrias Penoles SAB de CV(a)	1,155,303	17,540,676
		69,514,248
Pharmaceuticals — 0.7%
Genomma Lab Internacional SAB de CV, Class B(a)	7,973,613	8,338,707

Real Estate Management & Development — 1.0%
Corp Inmobiliaria Vesta SAB de CV	6,072,949	12,479,456

Road & Rail — 0.5%
Grupo Traxion SAB de CV(a)(c)	3,237,500	5,827,110

Transportation Infrastructure — 7.8%
Grupo Aeroportuario del Centro Norte SAB de CV(a)(b)	2,825,192	18,108,859
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,090,949	33,516,576
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	1,617,265	29,314,248
Promotora y Operadora de Infraestructura SAB de CV	1,926,155	15,358,567
		96,298,250
Wireless Telecommunication Services — 15.2%
America Movil SAB de CV, Series L, NVS	241,204,518	188,914,072

Total Common Stocks — 99.7%
(Cost: $1,380,144,125)		1,235,708,171

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	6,638,234	6,642,217
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	510,000	510,000
		7,152,217

Total Short-Term Investments — 0.6%
(Cost: $7,150,993)		7,152,217

Total Investments in Securities — 100.3%
(Cost: $1,387,295,118)		1,242,860,388

Other Assets, Less Liabilities — (0.3)%		(3,765,133)

Net Assets—100.0%		$1,239,095,255

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
May 31, 2021

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,960,657	$—	$(7,312,716	)(a)	$(6,433)	$709	$6,642,217	6,638,234	$66,576	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	574,000	—	(64,000	)(a)	—	—	510,000	510,000	388		—
					$(6,433)	$709	$7,152,217		$66,964		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	113	06/18/21	$2,884	$71,836

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,235,708,171	$—	$—	$1,235,708,171
Money Market Funds	7,152,217	—	—	7,152,217
	$1,242,860,388	$—	$—	$1,242,860,388
Derivative financial instruments(a)
Assets
Futures Contracts	$71,836	$—	$—	$71,836

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
May 31, 2021

Portfolio Abbreviations - Equity

CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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